Related party transactions	3 Months Ended
Mar. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
The remuneration of the executive officers and directors, who are the key management personnel of the Company, is set out below:

For the three months ended March 31,	2023	2022
Salaries	$0.9	$0.8
Share-based compensation	2.3	5.5
Fees and benefits	1.0	0.9
Post employment benefits	0.1	—
Total remuneration of key management personnel	$4.3	$7.2

Total amounts paid to directors in respect of director services in the period was $0.1 million (2022: $0.1 million).
Outstanding balances of remuneration of the executive officers and directors are summarized as follows:

As at	March 31, 2023	December 31, 2022
Accounts payable and accrued liabilities	$1.3	$2.8
Outstanding balances	1.3	2.8
Related party expenses are recorded at exchange amounts. For the three months ended March 31, 2023, total transactions with related parties are $nil (2022: $0.1 million).